Financial instruments - additional disclosures (Details 7) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018
Disclosure of derivative financial instruments [line items]
Provisions and other non-current liabilities	$ 7,319	$ 7,057	$ 6,988
Assets and liabilities classified as held for sale [member]
Disclosure of derivative financial instruments [line items]
Provisions and other non-current liabilities	4
Associated companies at fair value through profit and loss [member]
Disclosure of derivative financial instruments [line items]
Fair value measurement, carrying value, level 3, at beginning of period	188	188
Fair value gains and other adjustments including from divestments recognized in the consolidated income statement		45
Fair value losses (including impairments and amortizations) and other adjustments recognized in the consolidated income statement	(22)	(34)
Purchases fair value measurement assets	24	37
Disposals fair value measurement assets	(6)	(19)
Reclassification fair value measurement assets	(39)	(29)
Fair value measurement, carrying value, level 3, at end of period	145	188
Total fair value gains and (losses) recognized in the consolidated income statement for assets and liabilities held at period end	(22)	11
Fund investments [member]
Disclosure of derivative financial instruments [line items]
Fair value measurement, carrying value, level 3, at beginning of period	166	107
Fair value gains and other adjustments including from divestments recognized in the consolidated income statement	93
Fair value adjustments recognized in the consolidated statement of comprehensive income		45
Purchases fair value measurement assets	22	28
Disposals fair value measurement assets	(30)	(18)
Reclassification fair value measurement assets		4
Fair value measurement, carrying value, level 3, at end of period	251	166
Total fair value gains and (losses) recognized in the consolidated income statement for assets and liabilities held at period end	93	0
Available-for-sale financial investments [member]
Disclosure of derivative financial instruments [line items]
Fair value measurement, carrying value, level 3, at beginning of period	437	476
Fair value gains and other adjustments including from divestments recognized in the consolidated income statement		32
Fair value losses (including impairments and amortizations) and other adjustments recognized in the consolidated income statement		(45)
Fair value adjustments recognized in the consolidated statement of comprehensive income		(40)
Purchases fair value measurement assets		113
Disposals fair value measurement assets		(52)
Reclassification fair value measurement assets		(47)
Fair value measurement, carrying value, level 3, at end of period		437
Total fair value gains and (losses) recognized in the consolidated income statement for assets and liabilities held at period end		(13)
Long term financial investments [member]
Disclosure of derivative financial instruments [line items]
Fair value measurement, carrying value, level 3, at beginning of period	437
Fair value losses (including impairments and amortizations) and other adjustments recognized in the consolidated income statement	(5)
Fair value adjustments recognized in the consolidated statement of comprehensive income	(10)
Purchases fair value measurement assets	123
Disposals fair value measurement assets	(25)
Reclassification fair value measurement assets	(32)
Fair value measurement, carrying value, level 3, at end of period	488	437
Total fair value gains and (losses) recognized in the consolidated income statement for assets and liabilities held at period end	(5)
Contingent consideration receivables [member]
Disclosure of derivative financial instruments [line items]
Fair value measurement, carrying value, level 3, at beginning of period	844	586
Fair value gains and other adjustments including from divestments recognized in the consolidated income statement	36	278
Cash receipts and payments fair value measurement assets	(484)	(20)
Fair value measurement, carrying value, level 3, at end of period	396	844
Total fair value gains and (losses) recognized in the consolidated income statement for assets and liabilities held at period end	36	278
Contingent consideration payables [member]
Disclosure of derivative financial instruments [line items]
Fair value measurement, carrying value, level 3, at beginning of period	(852)	(889)
Fair value gains and other adjustments including from divestments recognized in the consolidated income statement	213	362
Fair value losses (including impairments and amortizations) and other adjustments recognized in the consolidated income statement	(100)	(193)
Purchases fair value measurement assets	(182)	(238)
Cash receipts and payments fair value measurement assets	11	106
Fair value measurement, carrying value, level 3, at end of period	(907)	(852)
Total fair value gains and (losses) recognized in the consolidated income statement for assets and liabilities held at period end	113	169
Contingent consideration payables [member] | Assets and liabilities classified as held for sale [member]
Disclosure of derivative financial instruments [line items]
Provisions and other non-current liabilities	3
Other financial liabilities [member]
Disclosure of derivative financial instruments [line items]
Fair value measurement, carrying value, level 3, at beginning of period	(72)	(129)
Fair value losses (including impairments and amortizations) and other adjustments recognized in the consolidated income statement		(37)
Cash receipts and payments fair value measurement assets	62	94
Fair value measurement, carrying value, level 3, at end of period	(10)	(72)
Total fair value gains and (losses) recognized in the consolidated income statement for assets and liabilities held at period end	$ 0	$ (37)